Employee Benefit Plans - Schedule of Assumptions Used (Details) - France	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discount rate	3.05%	3.65%	0.75%
Salary increases	3.00%	3.00%	3.00%